Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Preferred shares par or stated value per share	$ 0.0001	$ 0.0001
Preferred shares authorised	1,000,000	1,000,000
Preferred shares issued	0	0
Preferred shares outstanding	0	0
Temporary equity redemption price	$ 10.00	$ 10.00
Ordinary Class A [Member]
Ordinary shares par or stated value per share	$ 0.0001	$ 0.0001
Ordinary shares authorised	400,000,000	400,000,000
Temporary equity, par or stated value per share	$ 0.0001	$ 0.0001
Temporary shares outstanding	57,500,000	57,500,000
Temporary equity redemption price	$ 10.00	$ 10.00
Ordinary Class B [Member]
Ordinary shares par or stated value per share	$ 0.0001	$ 0.0001
Ordinary shares authorised	40,000,000	40,000,000
Ordinary shares issued	14,375,000	14,375,000
Ordinary shares outstanding	14,375,000	14,375,000
Non Redeemable Class A Common Stock [Member]
Temporary shares outstanding		0
Temporary shares issued		0